Other Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities

Note 10

Other Accrued Liabilities:

Other accrued liabilities consisted of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020

Professional consultants’ expenses	$244,245	$402,691
Vendor liabilities	16,954	177,230
Payroll related liabilities	-	13,990
Related party expenses	6,877	56,842
Accrued board fees	137,002	-
Accrued commitment fee	200,000	-
Other accrued expenses	61,371	-

Total other accrued liabilities	$666,449	$650,753